Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2025
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment in aggregate costs			$ 3,708
Depreciation expense	25,247	23,468		$ 24,064
Disposed property, plant and equipment			9,420
Property, plant and equipment, net	152,699				$ 69,684
Motor Vehicle [Member]
Property, Plant and Equipment, Net [Line Items]
Motor vehicles obtained in exchange for finance lease liabilities	107,445
Motor Vehicle [Member] | Finance Lease Arrangement [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net	$ 142,077				$ 53,365